Note 7. Subsequent Events.	12 Months Ended
Dec. 31, 2014
Notes
Note 7. Subsequent Events.	Note 7. Subsequent Events. There were no subsequent events following the period ended December 31, 2014 and throughout the date of the filing of this Form 10-K.